Significant Accounting Policies (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Significant Accounting Policies (Details) [Line Items]
Net revenue	70.00%		24.50%
Payment terms	45 days
Foreign currency transactions (in Dollars)		$ 23,000	$ 22,000
Allowance for doubtful accounts (in Dollars)		$ 100,000
Purchased intangible assets description		Purchased intangible assets are amortized on a straight-line basis over their economic lives of 15 years for supplier agreement, six to 25 years for channel partner relationships, three to nine years for developed technology, three to eight years for capitalized development costs, and two to 25 years for customer relationships as this method most closely reflects the pattern in which the economic benefits of the assets will be consumed.
AdvertisingExpense (in Dollars)		$ 140,000	$ 16,000
Accounts receivable		46.80%	50.30%
Aggregate		29.30%
Minimum [Member] | Supplier Agreements [Member]
Significant Accounting Policies (Details) [Line Items]
Intangible assets estimated useful lives	15 months
Minimum [Member] | Channel partner relationships [Member]
Significant Accounting Policies (Details) [Line Items]
Intangible assets estimated useful lives	6 years
Minimum [Member] | Developed Technology [Member]
Significant Accounting Policies (Details) [Line Items]
Intangible assets estimated useful lives	3 years
Minimum [Member] | Capitalized development costs [Member]
Significant Accounting Policies (Details) [Line Items]
Intangible assets estimated useful lives	3 years
Minimum [Member] | Customer Relationships [Member]
Significant Accounting Policies (Details) [Line Items]
Intangible assets estimated useful lives	2 years
Maximum [Member] | Supplier Agreements [Member]
Significant Accounting Policies (Details) [Line Items]
Intangible assets estimated useful lives	15 years
Maximum [Member] | Channel partner relationships [Member]
Significant Accounting Policies (Details) [Line Items]
Intangible assets estimated useful lives	25 years
Maximum [Member] | Developed Technology [Member]
Significant Accounting Policies (Details) [Line Items]
Intangible assets estimated useful lives	9 years
Maximum [Member] | Capitalized development costs [Member]
Significant Accounting Policies (Details) [Line Items]
Intangible assets estimated useful lives	8 years
Maximum [Member] | Customer Relationships [Member]
Significant Accounting Policies (Details) [Line Items]
Intangible assets estimated useful lives	25 years